Income Tax (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	$ 7,666	$ 5,367	$ 2,288
Unused tax losses
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	3,110	793	233
Accrued Liabilities
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	2,967	3,196	773
Unrealised foreign exchange gains (losses)
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	132	333	89
Other
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	$ 1,457	$ 1,045	$ 1,193